OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gains/(losses) on capital lease obligation and related restricted cash	$ 670	$ (253)	$ 518	$ (351)
Gains/(losses) on repurchase of 2012 High-Yield Bonds and related cross currency interest rate swap(2)			0	(6,573)
Unrealized foreign exchange losses on 2012 High-Yield Bonds			408	(1,590)
Others	(597)	(604)	(1,089)	(1,078)
Total	12,775	(7,710)	22,366	(14,613)
2012 High-Yield Bonds
Component of Other Income (Expense), Nonoperating [Line Items]
Gains/(losses) on repurchase of 2012 High-Yield Bonds and related cross currency interest rate swap(2)	0	20	0	(3,753)
Premium paid on repurchase of 2012 High-Yield Bond	0	(76)	0	(2,820)
Unrealized foreign exchange losses on 2012 High-Yield Bonds	0	(1,052)	0	(1,238)
Foreign exchange loss from early repurchase of 2012 High-Yield Bonds				2,900
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized mark-to-market gains/(losses) gains for derivatives	7,829	(4,076)	18,522	(1,426)
Net interest income/(expense) on un-designated interest rate swaps	373	(2,169)	(85)	(4,447)
Earn Out Units
Component of Other Income (Expense), Nonoperating [Line Items]
Unrealized mark-to-market gains/(losses) gains for derivatives	$ 4,500	$ 500	$ 4,500	500
Cross Currency Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Reclassification of loss from accumulated other comprehensive loss				5,000
Gain on cross currency interest rate swaps				$ 4,100